FINANCIAL INSTRUMENTS - Liabilities arising from financial activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Liabilities arising from financing activities at beginning of period	$ 33,522	$ 14,568
Cash flows	(4,112)	13,633
Foreign exchange movement	(3,435)	310
Other	1,896	5,011
Liabilities arising from financing activities at end of period	27,871	33,522
Lease liabilities
Financial instruments
Liabilities arising from financing activities at beginning of period	13,530	12,235
Cash flows	(2,447)	(1,916)
Foreign exchange movement	(1,176)	(429)
Other	1,657	3,640
Liabilities arising from financing activities at end of period	11,564	13,530
Liability for underwriter
Financial instruments
Liabilities arising from financing activities at beginning of period	1,021
Foreign exchange movement	(129)	39
Other	239	982
Liabilities arising from financing activities at end of period	1,131	1,021
Long term bank loan
Financial instruments
Liabilities arising from financing activities at beginning of period	18,971
Cash flows	(1,665)	18,265
Foreign exchange movement	(2,130)	706
Liabilities arising from financing activities at end of period	$ 15,176	18,971
Credit from banks
Financial instruments
Liabilities arising from financing activities at beginning of period		2,333
Cash flows		(2,716)
Foreign exchange movement		(6)
Other		$ 389